Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal			$ (55)	$ 60	$ 189
Current: State			20	20	32
Deferred: U.S. federal			292	181	55
Deferred: State					(13)
Amortization of investment tax credits			(2)	(2)	(3)
Total reported in operating expenses	$ 54	$ 134	255	259	260
U.S. federal			(5)	(5)	(7)
Deferred federal			17		(1)
Total reported in other income and deductions			12	(5)	(8)
Total provision in lieu of income taxes			$ 267	$ 254	$ 252